Fair Value Measurements - Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	$ 199,955,367	$ 178,207,974
U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	48,446,000	47,295,000
States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	60,414,000	52,030,000
Mortgage-backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	90,900,000	78,678,000
Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	195,000	205,000
Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired Loans	372,000	2,730,000
Mortgage Servicing Rights	1,000	47,000
Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	199,955,000	178,208,000
Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	48,446,000	47,295,000
Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	60,414,000	52,030,000
Recurring [Member] | Mortgage-backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	90,900,000	78,678,000
Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	195,000	205,000
Level I [Member] | Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired Loans
Mortgage Servicing Rights
Level I [Member] | Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	195,000	205,000
Level I [Member] | Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Mortgage-backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	195,000	205,000
Level II [Member] | Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired Loans
Mortgage Servicing Rights
Level II [Member] | Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	199,760,000	178,003,000
Level II [Member] | Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	48,446,000	47,295,000
Level II [Member] | Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	60,414,000	52,030,000
Level II [Member] | Recurring [Member] | Mortgage-backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	90,900,000	78,678,000
Level II [Member] | Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired Loans	372,000	2,730,000
Mortgage Servicing Rights	1,000	47,000
Level III [Member] | Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Mortgage-backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale